License Agreement	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
License Agreement
License Agreement
6.	License Agreements

Pfizer

On March 22, 2022, the Company entered into a license agreement and a Series A-1 Subscription and Shareholder’s Agreement (collectively, the “Pfizer Agreement”) with Pfizer. Under the Pfizer Agreement, the Company acquired a license for a compound initially developed by Pfizer, in exchange for $5.0 million in cash and 2,702,083 shares (as adjusted by the exchange ratio established in the Business Combination Agreement) of the Company’s Series A-1 convertible preferred shares, representing a 20% interest in the Company. In accordance with ASC 805, the Pfizer Agreement is accounted for as an asset acquisition as substantially all of the $7.5 million value transferred to the Company was allocated to in-process research and development. On the acquisition date, the compound licensed had not yet received regulatory approval and the in-process research and development did not have an alternative use.

In addition to the consideration transferred on March 22, 2022, the Company is obligated to make 12 development and regulatory milestone payments aggregating up to $70.0 million and sales milestone payments up to an aggregate of $525.0 million based on respective thresholds of net sales of products (developed from the licensed compound) (the “Products”). In further consideration for the license, the Company will also pay an annual earned royalty at a marginal royalty rate in the mid-single digits to low double digits (less than 20%), based on thresholds of nets sales of Products. Royalties are payable on a country-by-country basis for a certain period of years or upon the later expiration of regulatory exclusivity of the Company’s Products in a country. Under the License Agreement with Pfizer, the Company also has an obligation to pay ongoing fees associated with the prosecution, maintenance, or filing of patents.

The Company is also subject to a potential multi-million dollar transaction payment if, within a certain period the Company has (a) certain changes in control, excluding an initial public offering or any business combination where the securities of the Company are listed on a stock exchange (e.g., a transaction with a special purpose acquisition company), or (b) the Company sublicenses or divests of its rights to the Products.

The Pfizer Agreement also has an anti-dilution provision to allow Pfizer to maintain an 18% interest in the Company, as detailed in Note 7. Immediately prior to the Closing Date of the Business Combination, additional share options and restricted share units were issued to certain employees, executives, and directors that would result in the dilution of Pfizer’s ownership in the Company. In accordance with the anti-dilution provision of the Pfizer Agreement, Pfizer was issued additional Series A-1 convertible preferred shares upon the closing of the Business Combination that were immediately converted to 267,939 Class A Ordinary Shares. In accordance with ASC 718, the Company recognized expense related to these Class A Ordinary Shares based on their grant date fair value. Following the Business Combination, the anti-dilution provision is no longer in effect.

As of March 31, 2023, the Company does not owe any amounts under the Pfizer Agreement.

Lonza

In July 2022, the Company entered into a license agreement (the “Lonza License”) with Lonza Sales AG (“Lonza”) for a worldwide non-exclusive license for Lonza’s gene expression system in exchange for varying considerations depending on a number of factors such as whether the Company enters further into manufacturing agreements with Lonza or with a third party, and whether the Company enters into sublicense agreements with third parties (including up to middle six-figure annual payments per sublicense upon commencement of a sublicense, as well as royalties of up to low-single digit percentages of net sales of certain products over a commercially standard double-digit multi-year term). The Lonza License will remain in effect until terminated. The Company is free to terminate the Lonza License at any time upon 60 days’ notice, with or without cause. Lonza may terminate the Lonza License for cause upon a breach by the Company or for other commercially standard reasons.

Lilly License

On December 8, 2022, the Company’s consolidated subsidiary, Z33 Bio Inc. (“Z33”), entered into a license agreement (the “Lilly License”) with Lilly pursuant to which Lilly granted Z33 an exclusive (even as to Lilly), royalty-bearing global license to develop, manufacture, and commercialize certain intellectual property owned by Lilly relating to its IL-33 compound. As consideration, the Company paid Lilly an upfront fee of $7.0 million.

As consideration for the Lilly License, Lilly agreed to receive either 550,000 Class A Ordinary Shares upon the closing of the Business Combination (subject to certain lock-up provisions) or 4,702,867 shares of Z33 Series Seed Preferred Shares (the subsidiary redeemable preferred shares) if the Business Combination was not consummated. The obligation to issue shares represents contingent consideration and is classified as a liability on the consolidated balance sheet (research and development license consideration liability) as of December 31, 2022. The liability is measured at fair value on the acquisition date and remeasured to fair value at each reporting date. Upon the Closing Date of the Business Combination, the Company issued Lilly 550,000 Class A Ordinary Shares at an aggregate fair value of $4.5 million.

The acquisition was accounted for as an asset acquisition as substantially all of the fair value of the assets acquired is concentrated in a group of similar identifiable IPR&D assets (as defined below). On the acquisition date, the compound licensed had not yet received regulatory approval and the in-process research and development did not have an alternative use. Accordingly, the Company expensed the entire cost of the Lilly License as a component of research and development in the consolidated statement of operations during the period ended December 31, 2022.

As a finder’s fee in connection with arranging the acquisition, Z33 issued to Stone Peach Properties, LLC (“Stone Peach”) 4,900,222 shares of Z33 Series Seed Preferred Shares, which is included in the measurement of the cost of the acquired asset. Zura has the right, but not the obligation to purchase up to 50% of the Series Seed Preferred Shares issued to Stone Peach at a price per share of

$2.448869 for a period of two years from the date of the agreement. Stone Peach has the right, but not the obligation to sell up to 50% of the Series Seed Preferred Shares issued to Stone Peach to Zura for a price per share of $2.040724. Stone Peach may exercise its option at any time between the first anniversary and the second anniversary of the transaction. See Note 12 for further information.

In addition to the consideration transferred on December 8, 2022, the Company is obligated to pay $3.0 million to Lilly upon the completion of a financing by the Company with gross proceeds exceeding $100 million. The Company is further obligated to make 10 commercial, development and regulatory milestone payments up to an aggregate of $155.0 million and sales milestone payments up to an aggregate of $440.0 million based on respective thresholds of net sales of products developed from the licensed compound. The Company will also pay an annual earned royalty to Lilly at a marginal royalty rate between in the mid-single to low-double digits (less than 20%), with increasing rates based on Net Sales in the respective calendar year, based on a percentage of sales within varying thresholds for a certain period of the year. The Company will account for these contingent payments when they become due. As of March 31, 2023, none of the contingent payments were due.

Note 5 — License Agreements

On March 22, 2022, the Company entered into a License Agreement and a Series A-1 Subscription and Shareholder’s Agreement (collectively, the “Agreement”) with Pfizer. Under the Agreement, the Company acquired a license for a compound initially developed by Pfizer, in exchange for $5.0 million in cash and 25,000 shares of the Company’s Series A-1 convertible preferred shares, representing a 20% interest in the Company. In accordance with ASC 805, the Agreement is accounted for as an asset acquisition as substantially all of the $7.5 million value transferred to the Company was allocated to in-process research and development. On the acquisition date, the compound licensed had not yet received regulatory approval and the in-process research and development did not have an alternative use.

In addition to the consideration transferred on March 22, 2022, the Company is obligated to make 12 development and regulatory milestone payments aggregating up to $70.0 million and sales milestone payments up to an aggregate of $525.0 million based on respective thresholds of net sales of products (developed from the licensed compound) (the “Products”). In further consideration for the license, the Company will also pay an annual earned royalty at a marginal royalty rate in the mid-single digits to low double digits (less than 20%), based on thresholds of nets sales of Products. Royalties are payable on a country-by-country basis for a certain period of years or upon the later expiration of regulatory exclusivity of the Company’s Products in a country.

The Company is also subject to a potential multi-million dollar transaction payment if, within a certain period the Company has (a) certain changes in control, excluding an initial public offering or any business combination where the securities of the Company are listed on a stock exchange (e.g., a transaction with a special purpose acquisition company), or (b) the Company sublicenses or divests of its rights to the Products.

As of December 31, 2022, the Company does not owe any amounts under the Agreement.

The Agreement also has anti-dilution provisions to allow Pfizer to maintain an 18% interest in the Company, as detailed in Note 6.

Lonza

In July 2022, the Company entered into a license agreement (the “Lonza License”) with Lonza Sales AG (“Lonza”) for a worldwide non-exclusive license for Lonza’s gene expression system in exchange for varying considerations depending on a number of factors such as whether the Company enters further into manufacturing agreements with Lonza or with a third party, and whether the Company enters into sublicense agreements with third parties (including up to middle six-figure annual payments per sublicense upon commencement of a sublicense, as well as royalties of up to low-single digit percentages of net sales of certain products over a commercially standard double-digit multi-year term). The Lonza License will remain in effect until terminated. The Company is free to terminate the Lonza License at any time upon 60 days’ notice, with or without cause. Lonza may terminate the Lonza License for cause upon a breach by the Company or for other commercially standard reasons.

Lilly License

On December 8, 2022, the Company’s consolidated subsidiary, Z33, entered into a license agreement with Lilly pursuant to which Lilly granted Z33 an exclusive (even as to Lilly), royalty-bearing global license to develop, manufacture, and commercialize certain intellectual property owned by Lilly relating to its IL-33 compound. As consideration, the Company paid Lilly an upfront fee of $7.0 million. The acquisition was accounted for as an asset acquisition as substantially all of the fair value of the assets acquired is concentrated in a group of similar identifiable IPR&D assets. On the acquisition date, the compound licensed had not yet received regulatory approval and the in-process research and development did not have an alternative use.

Accordingly, the Company expensed the entire cost of the Lilly License as a component of research and development in the consolidated statement of operations during the period ended December 31, 2022.

As additional consideration for the Lilly License, Lilly will receive either 550,000 shares of JATT common stock upon the closing of the Business Combination (subject to certain lock-up provisions) or 4,702,867 shares of Z33 Series Seed Preferred Shares (the subsidiary redeemable preferred shares) if the Business Combination is not consummated (the research and development license consideration liability). The obligation to issue shares represents contingent consideration and is classified as a liability on the consolidated balance sheet (research and development license consideration liability). The liability is measured at fair value on the acquisition date and remeasured to fair value at each reporting date. As of December 31, 2022, the research and development license consideration liability was $2.6 million. The changes in fair value are recorded within research and development expense in the Company’s consolidated statement of operations. See Note 3 for further information on the change in fair value of the research and development license consideration liability.

As a finder’s fee in connection with arranging the acquisition, Z33 issued to Stone Peach Properties, LLC (“Stone Peach”) 4,900,222 shares of Z33 Series Seed Preferred Shares, which is included in the measurement of the cost of the acquired asset. Zura has the right, but not the obligation to purchase up to 50% of the Series Seed Preferred Shares issued to Stone Peach at a price per share of $2.448869 for a period of two years from the date of the agreement. Stone Peach has the right, but not the obligation to sell up to 50% of the Series Seed Preferred Shares issued to Stone Peach to Zura for a price per share of $2.040724. Stone Peach may exercise its option at any time between the first anniversary and the second anniversary of the transaction. See Note 11 for further information.

In addition to the consideration transferred on December 8, 2022, the Company is obligated to pay $3.0 million to Lilly upon the completion of a financing by the Company with gross proceeds exceeding $100 million. The Company is further obligated to make 10 commercial, development and regulatory milestone payments up to an aggregate of $155.0 million and sales milestone payments up to an aggregate of $440.0 million based on respective thresholds of net sales of products developed from the licensed compound. The Company will also pay an annual earned royalty to Lilly at a marginal royalty rate between in the mid-single to low-double digits (less than 20%), with increasing rates based on Net Sales in the respective calendar year, based on a percentage of sales within varying thresholds for a certain period of the year. The Company will account for these contingent payments when they become due. As of December 31, 2022, none of the contingent payments were due.